Shareholders' equity - Award Outstanding (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2024 shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 shares	Jun. 30, 2023 USD ($)
Number of options
Beginning balance of awards outstanding (in shares)	326,391		0
Award granted (in shares)	1,323,195		721,391
Awards exercised (in shares)	(301,792)		0
Award forfeited (in shares)	(68,751)		(395,000)
Ending balance of awards outstanding (in shares)	1,279,043		326,391
DSU
Number of options
Beginning balance of awards outstanding (in shares)	66,391		0
Award granted (in shares)	105,695		66,391
Awards exercised (in shares)	0
Award forfeited (in shares)	0		0
Ending balance of awards outstanding (in shares)	172,086		66,391
PSU
Number of options
Beginning balance of awards outstanding (in shares)	130,000		0
Award granted (in shares)	412,300		302,500
Awards exercised (in shares)	0
Award forfeited (in shares)	(42,500)		(172,500)
Ending balance of awards outstanding (in shares)	499,800		130,000
RSU
Number of options
Beginning balance of awards outstanding (in shares)	130,000		0
Award granted (in shares)	805,200		352,500
Awards exercised (in shares)	(301,792)	(1,062)	0	0
Award forfeited (in shares)	(26,251)		(222,500)
Ending balance of awards outstanding (in shares)	607,157		130,000